Loan Payable - Schedule of Aggregate Minimum Future Principal Payments (Detail) - 2018 Loan Agreement - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Remainder of Fiscal Year	$ 1,875
Long-Term Debt, Maturity, Year One	7,500	$ 5,625
Long-Term Debt, Maturity, Year Two	1,875	7,500
Long-Term Debt, Maturity, Year Three		1,875
Long-term debt	$ 11,250	$ 15,000